Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Cash and due from banks	$ 22,405,730	$ 16,040,195
Interest bearing deposits with banks	61,481,223	684,100
Securities available-for-sale	179,745,130	398,176,402
Securities held-to-maturity	216,745,438	0
Net loans	386,206,117	385,646,132
Financial liabilities
Deposits	696,236,535	654,788,316
Federal Home Loan Bank advances	20,804,047	34,622,359
Securities Sold under Agreement to Repurchase	114,426,770	82,420,781
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and due from banks	22,405,730	16,040,195
Interest bearing deposits with banks	61,481,223	684,100
Financial liabilities
Deposits	474,551,535	422,186,092
Securities Sold under Agreement to Repurchase	114,426,770	82,420,781
Significant Other Observable Inputs (Level 2)
Financial assets
Securities available-for-sale	176,872,407	395,410,199
Securities held-to-maturity	216,745,438
Significant Unobservable Inputs (Level 3)
Financial assets
Securities available-for-sale	2,872,723	2,766,203
Net loans	386,206,117	385,646,132
Financial liabilities
Deposits	221,685,000	232,602,224
Federal Home Loan Bank advances	20,804,047	34,622,359
Carrying Value
Financial assets
Cash and due from banks	22,405,730	16,040,195
Interest bearing deposits with banks	61,481,223	684,100
Securities available-for-sale	179,745,130	432,065,590
Securities held-to-maturity	206,817,168
Net loans	384,417,508	384,104,766
Financial liabilities
Deposits	696,093,894	654,629,796
Federal Home Loan Bank advances	20,000,000	33,500,000
Securities Sold under Agreement to Repurchase	$ 114,426,770	$ 82,420,781